UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                  Date of reporting period: February 28, 2017
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)


----------------------------
     Semi-Annual Report
       For the Period
     September 27, 2016
(Commencement of Operations)
 through February 28, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 11
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 12
Statements of Assets and Liabilities......................................... 13
Statements of Operations..................................................... 14
Statements of Changes in Net Assets.......................................... 15
Financial Highlights......................................................... 16
Notes to Financial Statements................................................ 17
Additional Information....................................................... 22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2017


Dear Shareholders:

Thank you for your investment in the First Trust Exchange-Traded Fund VIII (the "Trust").

Now that 2016 is over, many will remember some of the historic events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the time period since the Trust's inception (September 27, 2016) to February 28, 2017. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. And his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, he will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% calendar year-to-date, on a total return basis, as measured by Bloomberg. For the first two months of the year, the Index's return continued to be in positive territory, ending February at 3.97%. The current bull market (measuring from March 9, 2009 through February 28, 2017) is the second longest in history. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/27/16)
                                                                 to 2/28/17

FUND PERFORMANCE
NAV                                                                6.98%
Market Price                                                       6.77%

INDEX PERFORMANCE
Blended Benchmark (1)                                              6.67%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)


-----------------------------
(1) The Blended Benchmark consists of the following two indexes: 60% of the Morningstar US All Equity CEF Index which is a weighted average of the market price of closed-end funds which invest in U.S. equity securities; and 40% of the Morningstar US All Taxable Fixed Income CEF Index which is a weighted average of the market price of closed-end funds which invest in Taxable Fixed-Income securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Science & Technology Trust               4.20%
John Hancock Tax-Advantaged Dividend
   Income Fund                                     4.13
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     4.13
Cohen & Steers REIT and Preferred
   Income Fund, Inc.                               4.09
Prudential Global Short Duration High
   Yield Fund, Inc.                                4.01
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.80
Tortoise Power and Energy Infrastructure
   Fund, Inc.                                      3.67
Invesco Dynamic Credit Opportunities Fund          3.59
Royce Value Trust, Inc.                            3.37
Gabelli Dividend & Income Trust (The)              3.25
                                                --------
     Total                                        38.24%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     82.74%
Europe                                            10.87
Asia                                               6.39
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Mega                                              30.41%
Large                                             29.42
Mid                                               27.83
Small                                              9.19
Micro                                              3.15
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                3.90%
AA                                                 1.36
A                                                  3.25
BBB                                               14.63
BB                                                31.01
B                                                 29.18
CCC-D                                              9.15
NR                                                 7.04
Other                                              0.48
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(2) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2017

                      First Trust CEF Income                 Blended
                          Opportunity ETF                   Benchmark
9/27/16                       $10,000                        $10,000
2/28/17                        10,698                         10,667


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 28, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 2/28/17         90               13              0              1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 2/28/17          1                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/27/16)
                                                                 to 2/28/17

FUND PERFORMANCE
NAV                                                               -5.67%
Market Price                                                      -5.52%

INDEX PERFORMANCE
Morningstar US National & High Yield Municipal CEF Index          -6.25%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Municipal 2030 Target Term Trust         5.43%
Western Asset Municipal Partners Fund, Inc.        5.26
PIMCO Short Term Municipal Bond
   Active Exchange-Traded Fund                     4.60
PIMCO Intermediate Municipal Bond
   Active Exchange-Traded Fund                     4.47
Nuveen Intermediate Duration Municipal
   Term Fund                                       4.35
Nuveen Municipal Value Fund, Inc.                  4.31
BlackRock MuniYield Quality Fund III, Inc.         4.22
Nuveen Enhanced Municipal Value Fund               3.59
MainStay DefinedTerm Municipal
   Opportunities Fund                              3.29
Nuveen Municipal Credit Income Fund                3.27
                                                --------
     Total                                        42.79%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
California                                        12.61%
Illinois                                          11.75
New York                                           9.76
Texas                                              9.03
New Jersey                                         6.75
                                                --------
     Total                                        49.90%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (1)                             INVESTMENTS
----------------------------------------------------------
AAA                                               11.09%
AA                                                32.73
A                                                 26.17
BBB                                               15.24
BB                                                 3.36
B                                                  4.03
CCC-D                                              0.84
NR                                                 6.36
Other                                              0.18
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2017

              First Trust Municipal CEF           Morningstar US National & High
                Income Opportunity ETF              Yield Municipal CEF Index
9/27/16                $10,000                               $10,000
2/28/17                  9,433                                 9,375


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 28, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 2/28/17         86               17              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 2/28/17          2                0              0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2017 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the First Trust CEF Income Opportunity ETF and the First Trust Municipal CEF Income Opportunity ETF (the "Funds").

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, is the Funds' portfolio manager and has responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has over 20 years of experience in financial markets. His current responsibilities include management of separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and also served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2017 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED          EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE    SEPTEMBER 27, 2016 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS             TO
                                              SEPTEMBER 27, 2016 (a) FEBRUARY 28, 2017    IN THE PERIOD    FEBRUARY 28, 2017 (b)
--------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                              $1,000.00           $1,069.80             0.85%                $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                              $1,000.00           $  943.30             0.75%                $3.09
Hypothetical (5% return before expenses)            $1,000.00           $1,021.08             0.75%                $3.76


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (September 27, 2016 through February 28, 2017), multiplied by 155/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2017 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 96.1%
               CAPITAL MARKETS -- 96.1%
       23,462  Advent Claymore Convertible
                  Securities & Income Fund              $     374,219
       27,411  AllianzGI NFJ Dividend, Interest
                  & Premium Strategy Fund                     361,277
       34,799  Ares Dynamic Credit Allocation
                  Fund, Inc.                                  555,740
       13,364  Barings Global Short Duration
                  High Yield Fund                             268,483
       15,083  BlackRock Multi-Sector Income
                  Trust                                       264,103
       36,734  BlackRock Science &
                  Technology Trust                            722,190
       20,315  Blackstone / GSO Senior Floating
                  Rate Term Fund                              369,936
       22,318  Blackstone / GSO Strategic
                  Credit Fund                                 357,088
       35,054  Cohen & Steers REIT and
                  Preferred Income Fund, Inc.                 702,482
       27,053  DoubleLine Income Solutions
                  Fund                                        550,258
       12,632  Eaton Vance Limited Duration
                  Income Fund                                 179,248
       25,069  Eaton Vance Short Duration
                  Diversified Income Fund                     350,465
       29,805  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                        653,028
       34,473  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund                 533,297
       23,855  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        539,362
       26,711  Gabelli Dividend & Income
                  Trust (The)                                 559,061
       10,465  General American Investors Co.,
                  Inc.                                        350,787
       49,710  Invesco Dynamic Credit
                  Opportunities Fund                          616,404
        2,183  John Hancock Financial
                  Opportunities Fund                           79,374
       28,694  John Hancock Tax-Advantaged
                  Dividend Income Fund                        709,890
       16,176  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     355,063
       50,582  Nuveen Credit Strategies Income
                  Fund                                        454,226
       37,056  Nuveen Diversified Dividend &
                  Income Fund                                 454,714
       34,286  Nuveen Preferred Income
                  Opportunities Fund                          343,889
       19,239  Nuveen Short Duration Credit
                  Opportunities Fund                          352,458
       23,325  Nuveen Tax-Advantaged
                  Dividend Growth Fund                        347,309
       33,841  PIMCO Dynamic Credit and
                  Mortgage Income Fund                        709,307


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       19,597  Principal Real Estate Income
                  Fund                                  $     336,089
       45,451  Prudential Global Short Duration
                  High Yield Fund, Inc.                       689,492
       40,493  Royce Value Trust, Inc.                        578,645
        9,353  Source Capital, Inc.                           349,428
       12,133  Stone Harbor Emerging Markets
                  Total Income Fund                           186,363
       29,087  Tekla Healthcare Opportunities
                  Fund                                        513,967
       13,617  Templeton Emerging Markets
                  Fund                                        182,876
       32,757  Tortoise Energy Independence
                  Fund, Inc.                                  534,922
       27,979  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                   631,206
       16,057  Tri-Continental Corp.                          376,537
       21,304  Western Asset Emerging Markets
                  Debt Fund, Inc.                             331,277
       21,547  Western Asset Variable Rate
                  Strategic Fund, Inc.                        361,128
                                                        -------------
               TOTAL INVESTMENTS -- 96.1%                  17,185,588
               (Cost $16,333,652) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 3.9%                         690,120
                                                        -------------
               NET ASSETS -- 100.0%                     $  17,875,708
                                                        =============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $851,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                             LEVEL 1        LEVEL 2        LEVEL 3
                          -------------------------------------------
Closed-End Funds*          $17,185,588     $      --      $      --
                          ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2017.


                        See Notes to Financial Statements                Page 11

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2017 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 82.5%
               CAPITAL MARKETS -- 82.5%
       18,848  BlackRock Long-Term
                  Municipal Advantage Trust             $     216,564
        2,642  BlackRock Muni Intermediate
                  Duration Fund, Inc.                          36,882
        9,561  BlackRock Municipal 2018 Term
                  Trust                                       143,989
       16,592  BlackRock Municipal 2030
                  Target Term Trust                           375,974
       12,751  BlackRock Municipal Income
                  Investment Quality Trust                    184,890
        5,080  BlackRock Municipal Income
                  Trust                                        72,136
       10,161  BlackRock Municipal Income
                  Trust II                                    150,992
       14,984  BlackRock MuniHoldings
                  Investment Quality Fund                     216,968
       16,241  BlackRock MuniHoldings Quality
                  Fund, Inc.                                  218,929
       16,817  BlackRock MuniYield Quality
                  Fund II, Inc.                               216,435
       21,064  BlackRock MuniYield Quality
                  Fund III, Inc.                              291,736
        9,800  DTF Tax-Free Income, Inc.                      156,408
       11,336  Eaton Vance Municipal Income
                  2028 Term Trust                             220,825
        8,815  Eaton Vance National Municipal
                  Opportunities Trust                         192,696
        8,513  Federated Premier Intermediate
                  Municipal Income Fund                       110,839
       11,649  Invesco Municipal Trust                        147,127
       11,536  Invesco Quality Municipal
                  Income Trust                                143,739
       11,289  Invesco Trust for Investment
                  Grade Municipals                            147,999
       11,720  MainStay DefinedTerm Municipal
                  Opportunities Fund                          227,954
        9,679  Neuberger Berman Intermediate
                  Municipal Fund, Inc.                        147,024
       12,886  Nuveen AMT-Free Municipal
                  Credit Income Fund                          187,749
       13,911  Nuveen AMT-Free Quality
                  Municipal Income Fund                       186,407
       17,512  Nuveen Enhanced Municipal
                  Value Fund                                  248,670
       22,960  Nuveen Intermediate Duration
                  Municipal Term Fund                         301,235
        5,873  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                  73,824
       22,975  Nuveen Municipal 2021 Target
                  Term Fund                                   224,006
       15,760  Nuveen Municipal Credit Income
                  Fund                                        226,314
       30,232  Nuveen Municipal Value Fund, Inc.              298,390
       13,342  Nuveen Quality Municipal
                  Income Fund                                 185,454
       15,200  Western Asset Intermediate Muni
                  Fund, Inc.                                  146,224
        3,605  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                      80,824


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       23,416  Western Asset Municipal Partners
                  Fund, Inc.                            $     364,353
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 82.5%                                  6,143,556
               (Cost $6,165,222)                        -------------

               EXCHANGE-TRADED FUNDS
                  -- 10.5%
               CAPITAL MARKETS -- 10.5%
        5,857  PIMCO Intermediate Municipal
                  Bond Active Exchange-Traded
                  Fund                                        309,600
        6,368  PIMCO Short Term Municipal
                  Bond Active Exchange-Traded
                  Fund                                        318,528
        4,897  VanEck Vectors High-Yield
                  Municipal Index ETF                         148,820
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 10.5%                                    776,948
               (Cost $776,952)                          -------------

               TOTAL INVESTMENTS -- 93.0%                   6,920,504
               (Cost $6,942,174) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 7.0%                         523,254
                                                        -------------
               NET ASSETS -- 100.0%                     $   7,443,758
                                                        =============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2017, the aggregate gross was an excess of value over tax cost was $40,224 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $61,894.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                             LEVEL 1        LEVEL 2        LEVEL 3
                          -------------------------------------------
Closed-End Funds*          $6,143,556      $      --      $      --
Exchange-Traded Funds*        776,948             --             --
                          -------------------------------------------
Total Investments          $6,920,504      $      --      $      --
                          ===========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2017.


Page 12                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2017 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    17,185,588        $     6,920,504
Cash...................................................................              644,651                470,531
Receivables:
   Investment securities sold..........................................              120,903                 38,084
   Dividends...........................................................               14,987                 19,084
                                                                             ---------------        ---------------
   TOTAL ASSETS........................................................           17,966,129              7,448,203
                                                                             ---------------        ---------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................               79,355                     --
   Investment advisory fees............................................               11,066                  4,445
                                                                             ---------------        ---------------
   TOTAL LIABILITIES...................................................               90,421                  4,445
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    17,875,708        $     7,443,758
                                                                             ===============        ===============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    17,021,598        $     7,439,284
Par value..............................................................                8,550                  4,000
Accumulated net investment income (loss)...............................                 (615)                   783
Accumulated net realized gain (loss) on investments....................               (5,761)                21,361
Net unrealized appreciation (depreciation) on investments..............              851,936                (21,670)
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    17,875,708        $     7,443,758
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         20.91        $         18.61
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              855,000                400,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    16,333,652        $     6,942,174
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 13

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD SEPTEMBER 27, 2016 (a) THROUGH FEBRUARY 28, 2017 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $       263,677        $        90,422
                                                                             ---------------        ---------------
   Total investment income.............................................              263,677                 90,422
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................               30,891                 14,638
                                                                             ---------------        ---------------
   Total expenses......................................................               30,891                 14,638
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................              232,786                 75,784
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (12,444)               (41,135)
   In-kind redemptions.................................................                   --                 61,858
   Distribution of capital gains from investment companies.............                6,683                    638
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................               (5,761)                21,361
                                                                             ---------------        ---------------

Net change in unrealized appreciation (depreciation) on investments....              851,936                (21,670)
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              846,175                   (309)
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     1,078,961        $        75,475
                                                                             ===============        ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 27, 2016 (a) THROUGH FEBRUARY 28, 2017 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
OPERATIONS:
   Net investment income (loss)........................................      $       232,786        $        75,784
   Net realized gain (loss)............................................               (5,761)                21,361
   Net change in unrealized appreciation (depreciation)................              851,936                (21,670)
                                                                             ---------------        ---------------
   Net increase (decrease) in net assets resulting from operations.....            1,078,961                 75,475
                                                                             ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................             (233,401)               (75,001)
                                                                             ---------------        ---------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           17,030,148             10,228,688
   Cost of shares redeemed.............................................                   --             (2,785,404)
                                                                             ---------------        ---------------
  Net increase (decrease) in net assets resulting from shareholder

      transactions.....................................................           17,030,148              7,443,284
                                                                             ---------------        ---------------
   Total increase (decrease) in net assets.............................           17,875,708              7,443,758
NET ASSETS:
   Beginning of period.................................................                   --                     --
                                                                             ---------------        ---------------
   End of period.......................................................      $    17,875,708        $     7,443,758
                                                                             ===============        ===============
   Accumulated net investment income (loss) at end of period...........      $          (615)       $           783
                                                                             ===============        ===============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................                   --                     --
   Shares sold.........................................................              855,000                550,002
   Shares redeemed.....................................................                   --               (150,000)
                                                                             ---------------        ---------------
   Shares outstanding, end of period...................................              855,000                400,002
                                                                             ===============        ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

                                                               FOR THE PERIOD
                                                                9/27/2016 (a)
                                                                   THROUGH
                                                                  2/28/2017
                                                                 (UNAUDITED)
                                                               ---------------
Net asset value, beginning of period..........................    $   20.05
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.51
Net realized and unrealized gain (loss).......................         0.86
                                                                  ---------
Total from investment operations..............................         1.37
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.51)
                                                                  ---------
Net asset value, end of period................................    $   20.91
                                                                  =========
TOTAL RETURN (b)..............................................        6.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  17,876
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.85% (c)
Ratio of net investment income (loss) to average net assets...         6.41% (c)
Portfolio turnover rate (d)...................................           17%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

                                                               FOR THE PERIOD
                                                               9/27/2016 (a)
                                                                   THROUGH
                                                                  2/28/2017
                                                                 (UNAUDITED)
                                                               ---------------
Net asset value, beginning of period..........................    $   20.05
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.30
Net realized and unrealized gain (loss).......................        (1.44)
                                                                  ---------
Total from investment operations..............................        (1.14)
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.30)
                                                                  ---------
Net asset value, end of period................................    $   18.61
                                                                  =========
TOTAL RETURN (b)..............................................        (5.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $   7,444
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.75% (c)
Ratio of net investment income (loss) to average net assets...         3.88% (c)
Portfolio turnover rate (d)...................................           13%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 16                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF") First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes. MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly by each Fund. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                  Purchases        Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  1,480,874    $  1,377,735
First Trust Municipal CEF Income Opportunity ETF                     670,356         561,448

For the period ended February 28, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                  Purchases        Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $ 16,244,773    $         --
First Trust Municipal CEF Income Opportunity ETF                   9,449,870       2,637,327


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 30, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were the following subsequent events:

On March 22, 2017, the First Trust CEF Income Opportunity ETF and First Trust Municipal CEF Income Opportunity ETF declared a distribution of $0.11 and $0.06 per share, respectively, to shareholders of record on March 27, 2017, payable March 31, 2017.

On April 11, 2017, EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF, additional series of the Trust, began trading under the symbols "ERM" and "TERM", respectively, on the NYSE Arca, Inc.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Funds' portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

The following summarizes some of the risks that should be considered for the Funds.

ALTERNATIVE MINIMUM TAX RISK. The First Trust Municipal CEF Income Opportunity ETF has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Section) may engage in creation or redemption transactions directly for each Fund. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Closed-End Funds in which the Funds invest ("Underlying Funds"), performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Funds may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in a Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Funds may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLOSED-END FUND RISK. Because the shares of Closed-End Funds cannot be redeemed upon demand, shares of many Closed-End Funds will trade on exchanges at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). There can be no assurance that the market discount on shares of any Closed-End Fund purchased by a Fund will ever decrease or that when the Fund seeks to sell shares of a Closed-End Fund it can receive the NAV for those shares. Closed-End Funds have lower levels of daily volume when compared to open-end investment companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent a Fund invests in Closed-End Funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the Closed-End Fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in Closed-End Funds. The performance of the Fund is dependent upon the performance of the Underlying Funds.

In addition, Closed-End Funds may utilize leverage. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in the securities of Closed-End Funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term return on such securities will be diminished. Closed-End Funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the Closed-End Fund's common shares in an attempt to enhance the current return to such Closed-End Fund's common shareholders.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

The organizational documents of Closed-End Funds may include provisions that could inhibit the ability of other entities or persons to acquire control of the Closed-End Fund or to change the composition of its board of directors, which could limit the ability of shareholders to sell their shares at a premium over the prevailing market prices by discouraging a third-party from seeking to obtain control of the Closed-End Fund.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

ETF RISK. MCEF may invest in exchange-traded funds ("ETFs"). The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

INVESTMENT RESTRICTION RISK. Each Fund's investment in Closed-End Funds is restricted by the Investment Company Act of 1940, as amended (the "1940 Act"), and each Fund's associated exemptive relief which limits the amount of any single Closed-End Fund that can be owned by a Fund, individually and in the aggregate with all other registered investment companies and private investment pools advised by First Trust and its affiliates. This limitation may prevent a Fund from purchasing shares of a Closed-End Fund that it may have otherwise purchased pursuant to its investment objective and principal investment strategy.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed portfolio. In managing a Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular Underlying Fund, the securities in which the Underlying Fund invests, or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NEW FUND RISK. The Funds currently have fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Funds are classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

VOLATILITY RISK. The market price and net asset value of a Fund's shares and a Fund's yield will change daily. There may be instances when a Fund will experience large in-flows and out-flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact a Fund's yield, result in increased transaction costs for the Fund and contribute to the overall


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

volatility of the Fund. The risk will be more prevalent when a Fund is smaller in size, such as during the Fund's invest-up period. An investor may lose money by investing in the Funds because the Funds are not money market funds and may experience significant fluctuations in its net asset value.

                             UNDERLYING FUNDS RISK

THE FUNDS MAY BE SUBJECT TO THE FOLLOWING RISKS AS A RESULT OF THEIR INVESTMENT IN THE UNDERLYING FUNDS:

CALL RISK. If an issuer calls higher-yielding debt instruments held by a Fund, performance could be adversely impacted.

COMMODITY RISK. Certain of the Underlying Funds may invest in instruments that give them exposure to commodities. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related derivative investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of the Subsidiary to sell its portfolio holdings quickly or for full value. Each of these factors and events could have a significant negative impact on an Underlying Fund.

CONVERTIBLE SECURITIES RISK. Certain of the Underlying Funds may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying equity security or sell it to a third party, which may have an adverse effect on the Underlying Fund's ability to achieve its investment objective. The market values of convertible securities tend to decline as interest rates increase. However, a convertible security's market value also tends to reflect the market price of the equity security of the issuing company, particularly when the price of the equity security is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying equity security). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation. Moreover, there can be no assurance that convertible securities will provide current income prior to conversion because the issuers of the convertible securities may default on their obligations.

COUNTERPARTY RISK. To the extent that an Underlying Fund engages in derivatives transactions, the Underlying Fund bears the risk that the counterparty to the derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Underlying Fund will lose money and the value of an investment in the Underlying Fund's shares may decrease.

COVERED CALL RISK. Certain of the Underlying Funds may invest in covered call options. Covered call risk is the risk that an Underlying Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Underlying Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by an Underlying Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. Certain of the Underlying Funds may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Underlying Funds' investments and the value of the Underlying Funds' shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Underlying Funds may change quickly and without warning and you may lose money.


Page 24


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

CUSTODIAL RECEIPT TRUSTS RISK. Custodial receipts are financial instruments similar to TOBs sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may issue inverse floater securities and if an Underlying Funds were to hold inverse floaters issued by custodial receipt trusts, the Underlying Fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments.

DERIVATIVES RISK. The Underlying Funds may invest in derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund's portfolio managers use derivatives to enhance the Underlying Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund.

DISTRESSED MUNICIPAL SECURITIES RISK. Certain of the Underlying Funds may invest in Municipal Securities that are currently in default and not expected to pay the current coupon ("Distressed Municipal Securities"). Distressed Municipal Securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, an Underlying Fund will not receive interest payments from the Distressed Municipal Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Municipal Security, the Underlying Fund may lose its entire investment in such Distressed Municipal Security.

DISTRESSED SECURITIES RISK. Certain of the Underlying Funds may invest in debt securities that are currently in default and not expected to pay the current coupon ("Distressed Securities"). Distressed Securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, an Underlying Fund will not receive interest payments from the Distressed Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Security, the Underlying Fund may lose its entire investment in such Distressed Security.

EQUITY SECURITIES RISK. Because certain of the Underlying Funds invest in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FIXED INCOME SECURITIES RISK. An investment in a Fund involves risk associated with the investments of certain Underlying Funds in fixed income securities including the risk that certain of the Underlying Funds may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Underlying Funds and reduced distributions to shareholders.

HIGH YIELD SECURITIES RISK. The Underlying Funds may invest in high yield securities. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. The income of the Underlying Funds could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying Funds generally will have to invest the proceeds from sales of their shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

INTEREST RATE RISK. The Underlying Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an Underlying Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security


                                                                         Page 25


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE FLOATERS RISK. Certain of the Underlying Funds may invest in inverse floating rate securities issued by TOB trusts. These securities create effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust's underlying municipal bonds in response to changes in market interest rates or credit quality. In addition, distributions paid to an Underlying Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

LEVERAGE RISK. The Underlying Funds may employ the use of leverage in their portfolios. Leverage may be structural leverage, through borrowings or the issuance of preferred stock, or effective leverage, which results from an Underlying Fund's investment in derivative instruments that are inherently leveraged. While leverage often serves to increase the yield of an Underlying Fund, this leverage also subjects the Underlying Fund to increased risks, including the likelihood of increased volatility and the possibility that the Underlying Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rise.

LIQUIDITY RISK. The Underlying Funds may invest a portion of their assets in lower-quality debt issued by entities that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. Decreased liquidity may negatively affect an Underlying Fund's ability to mitigate risk.

In addition, inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease an Underlying Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, an Underlying Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

MLP RISK. Certain of the Underlying Funds may invest in publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"). An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MUNICIPAL LEASE OBLIGATIONS RISK. The Underlying Funds may invest in participation interests in municipal leases. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL OBLIGATIONS RISK. Certain of the Underlying Funds' investment in Municipal Securities subjects them to municipal obligations risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by a Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

NON-U.S. SECURITIES RISK. The Underlying Funds may invest in non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

POLITICAL AND ECONOMIC RISK. The values of Municipal Securities held by certain Underlying Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

PREFERRED SECURITIES RISK. Certain of the Underlying Funds may invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

PREPAYMENT RISK. Certain of the Underlying Funds may be subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. A Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SENIOR LOAN RISK. Senior loans, in which certain of the Underlying Funds may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these senior loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in senior loans may have uncertain settlement time periods. Senior loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of Senior Loans and average duration may fluctuate with fluctuations in interest rates.

SMALLER COMPANIES RISK. Certain of the Underlying Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by certain Underlying Funds could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

ZERO COUPON BONDS RISK. Certain of the Underlying Funds may invest in zero coupon bonds. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of First Trust CEF Income Opportunity ETF and First Trust Municipal CEF Income Opportunity ETF (each, a "Fund" and collectively, the "Funds") for an initial two-year term at a meeting held on June 13, 2016. The Board of Trustees determined that the Agreement is in the best interests of each Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Funds, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor; the nature of expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2017 (UNAUDITED)

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement. The Board considered that the Advisor will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Advisor to the Funds. The Board noted that each Fund is an actively managed exchange-traded fund ("ETF") and considered the background and experience of the persons that will be responsible for the day-to-day management of the Funds, including for the management of the Fund's investments. The Board received a presentation from the portfolio manager for the Funds, who discussed the portfolio management team and the investment process. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Funds' compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board noted the Advisor's statement that certain enhancements to the compliance program related to the Funds were still being completed and the Advisor's representation that the revisions to the compliance program would be presented to the Board before the Funds commenced operations. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Agreement for the services to be provided. The Board noted, that under the unitary fee arrangements, First Trust CEF Income Opportunity ETF would pay First Trust a fee equal to an annual rate of 0.85% of its average daily net assets and First Trust Municipal CEF Income Opportunity ETF would pay First Trust a fee equal to an annual rate of 0.75% of its average daily net assets. The Board noted the Advisor's statement that the lower unitary fee rate for First Trust Municipal CEF Income Opportunity ETF was related to the Fund's primary exposure being to federally tax-exempt income, which typically produces lower yields. The Board noted that, as part of the unitary fee for each Fund, the Advisor would be responsible for each Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payments under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Additionally, the Board noted First Trust's statement that because each Fund will invest in underlying funds, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee, and that such fees and expenses will change over time as assets are reallocated among the underlying funds. The Board considered that, to the extent any of the underlying funds are other First Trust funds, the Advisor agreed to offset the unitary fee paid by each Fund related to the Fund's assets invested in the affiliated underlying funds. The Board received and reviewed information for each Fund showing the advisory or unitary fee rates and expense ratios of the peer funds in its MPI Peer Group, as well as advisory fee rates charged by the Advisor and Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the expense ratio (including acquired fund fees and expenses) under the unitary fee for each Fund was above the median total
(net) expense ratio (including acquired fund fees and expenses) of the peer funds in its MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor limitations in creating peer groups for Funds, noting that almost all of the peer funds were index based ETFs and that the Funds would be the first actively managed ETFs allocating primarily to underlying closed-end funds. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreement, the Board determined that the proposed unitary fee for each Fund was fair and reasonable and that the proposed unitary fee would be for services provided that are in addition to, rather than duplicative of, services provided under the advisory contracts of any underlying fund.

The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as each Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of each Fund would benefit the Advisor, but that a unitary fee structure provides a level of certainty in expenses for each Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board noted that First Trust was unable to estimate the profitability of the Agreement for each Fund to First Trust. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Funds. The Board noted that the Advisor will not utilize soft dollars in connection with its management of the Funds' portfolios. In addition, the Board considered that, to the extent the Funds invest in underlying funds managed by First Trust, First Trust may recognize additional revenue from the underlying funds if the Funds' investments causes their assets to grow.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.


Page 28


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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

First Trust TCW Opportunistic Fixed Income ETF
   (FIXD)

                               Semi-Annual Report
                                 For the Period
                               February 14, 2017
                          (Commencement of Operations)
                           through February 28, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 14
Statement of Operations...................................................... 15
Statement of Changes in Net Assets........................................... 16
Financial Highlights......................................................... 17
Notes to Financial Statements................................................ 18
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust TCW Opportunistic Fixed Income ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2017

Dear Shareholders:

Thank you for your investment in the First Trust TCW Opportunistic Fixed Income ETF (the "Fund").

Now that 2016 is over, many will remember some of the historic events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the time period since the Fund's inception (February 14, 2017) to February 28, 2017. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. And his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, he will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% calendar year-to-date, on a total return basis, as measured by Bloomberg. For the first two months of the year, the Index's return continued to be in positive territory, ending February at 3.97%. The current bull market (measuring from March 9, 2009 through February 28, 2017) is the second longest in history. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations (CLOs), floating rate securities, variable rate securities and Rule 144A securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."

The Fund's sub-advisor, TCW Investment Management Company LLC (the "Sub-Advisor") will attempt to focus the Fund's portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Sub-Advisor believes to be relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund invests in mortgage-backed securities which may be, but are not required to be, issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as Ginnie Mae and U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions ("TBA Transactions"). The Fund may also invest in privately-issued mortgage-backed securities; however, the Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                    CUMULATIVE
                                                                   TOTAL RETURNS
                                                                     Inception
                                                                     (2/14/17)
                                                                    to 2/28/17

FUND PERFORMANCE
NAV                                                                     0.68%
Market Price                                                            0.76%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index                            0.66%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)


----------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
ASSET CLASSIFICATION                             & CASH
----------------------------------------------------------
U.S. Government Bonds and Notes                   29.77%
Corporate Bonds                                   20.09
U.S. Government Agency Mortgage-Backed
   Securities                                     19.55
U.S. Treasury Bills                               16.30
Asset-Backed Securities                            3.50
Mortgage-Backed Securities                         2.90
Money Market Funds                                 2.80
Municipal Bonds                                    2.59
Foreign Corporate Bonds                            1.13
Foreign Sovereign Bonds                            0.78
Cash                                               0.59
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
CREDIT QUALITY(1)                                & CASH
----------------------------------------------------------
Government/Agency                                 65.62%
AAA                                                3.57
AA+                                                1.83
AA                                                 0.94
AA-                                                1.34
A+                                                 0.32
A                                                  0.98
A-                                                 1.97
BBB+                                               7.97
BBB                                                4.10
BBB-                                               3.59
BB+                                                1.01
BB                                                 0.91
BB-                                                0.27
B+                                                 1.01
B                                                  0.44
B-                                                 0.29
CCC+                                               0.07
CCC                                                0.38
Cash & Equivalents                                 3.39
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF FIXED-
                                                 INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note 1.88%, 01/31/22                11.81%
U.S. Treasury Note 1.13%, 01/31/19                 9.38
U.S. Treasury Bill 0.00%, 04/20/17                 7.86
U.S. Treasury Bill 0.00%, 04/27/17                 7.86
U.S. Treasury Bond 2.88%, 11/15/46                 5.06
U.S. Treasury Note 2.00%, 11/15/26                 3.36
Federal National Mortgage Association,
   Pool TBA 4.50%, 07/25/44                        2.96
Federal National Mortgage Association,
   Pool TBA 3.50%, 02/25/46                        1.57
Federal National Mortgage Association,
   Pool TBA 3.00%, 10/25/46                        1.49
Federal National Mortgage Association,
   Pool TBA 4.00%, 11/25/45                        1.41
                                                --------
   Total                                          52.76%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     FEBRUARY 14, 2017 - FEBRUARY 28, 2017

                     First Trust TCW
                   Opportunistic Fixed                   Bloomberg Barclays U.S.
                        Income ETF                        Aggregate Bond Index
2/14/17                  $10,000                                 $10,000
2/28/17                   10,068                                  10,066


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through February 28, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 2/28/17          8                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 2/28/17          1                0              0              0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2017 (UNAUDITED)


                               INVESTMENT ADVISOR
First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the First Trust TCW Opportunistic Fixed Income ETF (the "Fund").

                                  SUB-ADVISOR
TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor"), serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1996, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide a variety of trust, investment management and investment advisory services, had approximately $193.6 billion under management or committed to management, including $161.9 billion of U.S. fixed income investments, as of February 28, 2017.

                           PORTFOLIO MANAGEMENT TEAM

TAD RIVELLE, CHIEF INVESTMENT OFFICER, FIXED INCOME AND GENERALIST PORTFOLIO MANAGER

STEPHEN M. KANE, CFA, GENERALIST PORTFOLIO MANAGER

LAIRD LANDMANN, CO-DIRECTOR, FIXED INCOME AND GENERALIST PORTFOLIO MANAGER

BRIAN T. WHALEN, CFA, GENERALIST PORTFOLIO MANAGER

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2017 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED          EXPENSES PAID
                                                                                           EXPENSE RATIO      DURING THE PERIOD
                                                     BEGINNING             ENDING          BASED ON THE     FEBRUARY 14, 2017 (a)
                                                   ACCOUNT VALUE        ACCOUNT VALUE     NUMBER OF DAYS             TO
                                               FEBRUARY 14, 2017 (a)  FEBRUARY 28, 2017  IN THE PERIOD (b)  FEBRUARY 28, 2017 (c)
---------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                              $1,000.00            $1,006.80             0.55%                $0.23
Hypothetical (5% return before expenses)            $1,000.00            $1,022.07             0.55%                $2.76

(a)   Inception date.

(b) These expense ratios reflect an expense waiver. See Note 3 in Notes to Financial Statements.

(c) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (February 14, 2017 through February 28, 2017), multiplied by 15/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2017 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT BONDS AND NOTES -- 38.9%

$    3,280,000  U.S. Treasury Bond..................................................     2.88%       11/15/46    $   3,217,027
       394,725  U.S. Treasury Inflation Indexed Bond (a)............................     0.75%       02/15/45          383,120
       376,686  U.S. Treasury Inflation Indexed Note (a)............................     0.38%       07/15/25          380,314
     5,975,000  U.S. Treasury Note..................................................     1.13%       01/31/19        5,966,247
     7,510,000  U.S. Treasury Note..................................................     1.88%       01/31/22        7,505,307
     2,210,000  U.S. Treasury Note..................................................     2.00%       11/15/26        2,138,778
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................     19,590,793
                (Cost $19,464,668)                                                                               -------------

CORPORATE BONDS -- 26.3%

                AIRLINES -- 1.2%
       377,224  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22          421,077
       166,978  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1........     6.72%       01/02/23          188,476
                                                                                                                 -------------
                                                                                                                       609,553
                                                                                                                 -------------
                AUTO MANUFACTURERS -- 0.4%
       200,000  Ford Motor Credit Co. LLC...........................................     2.24%       06/15/18          200,988
                                                                                                                 -------------
                BANKS -- 9.4%
       582,000  Bank of America Corp., Medium-Term Note.............................     6.88%       04/25/18          615,757
       350,000  Bank of America Corp., Medium-Term Note.............................     5.65%       05/01/18          365,431
       250,000  Citigroup, Inc......................................................     1.80%       02/05/18          250,745
       500,000  Citigroup, Inc......................................................     2.50%       09/26/18          505,192
       200,000  Discover Bank.......................................................     2.60%       11/13/18          202,299
       150,000  Goldman Sachs Group, (The), Inc.....................................     6.15%       04/01/18          157,178
       300,000  Goldman Sachs Group, (The), Inc., Global Medium-Term Note...........     7.50%       02/15/19          331,750
       750,000  JPMorgan Chase & Co., Medium-Term Note, Series H....................     1.70%       03/01/18          751,662
       500,000  Morgan Stanley, Series 3NC2 (b).....................................     1.84%       02/14/20          501,995
       250,000  PNC Bank N.A........................................................     1.50%       02/23/18          250,294
       250,000  Wells Fargo & Co....................................................     3.00%       10/23/26          240,361
       534,000  Wells Fargo Bank N.A., Medium-Term Note.............................     1.65%       01/22/18          534,886
                                                                                                                 -------------
                                                                                                                     4,707,550
                                                                                                                 -------------
                BIOTECHNOLOGY -- 0.7%
       200,000  Celgene Corp........................................................     3.55%       08/15/22          206,058
       175,000  Gilead Sciences, Inc................................................     2.95%       03/01/27          167,780
                                                                                                                 -------------
                                                                                                                       373,838
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.5%
       200,000  Moody's Corp. (b)...................................................     1.41%       09/04/18          200,257
        25,000  Service Corp. International.........................................     4.50%       11/15/20           25,531
                                                                                                                 -------------
                                                                                                                       225,788
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       250,000  American Express Co.................................................     1.55%       05/22/18          250,011
       175,000  American Express Credit Corp., Medium-Term Note.....................     1.80%       07/31/18          175,446
       100,000  Bear Stearns Cos. (The) LLC.........................................     7.25%       02/01/18          105,238
       250,000  International Lease Finance Corp. (c)...............................     7.13%       09/01/18          269,393
                                                                                                                 -------------
                                                                                                                       800,088
                                                                                                                 -------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2017 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                ELECTRIC -- 2.0%
$      300,000  Alabama Power Capital Trust V (b)...................................     4.10%       10/01/42    $     289,005
       200,000  Exelon Corp.........................................................     1.55%       06/09/17          200,062
       200,000  Pennsylvania Electric Co., Series C.................................     6.63%       04/01/19          216,008
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22          309,818
                                                                                                                 -------------
                                                                                                                     1,014,893
                                                                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.3%
        50,000  Clean Harbors, Inc..................................................     5.13%       06/01/21           51,188
       100,000  Republic Services, Inc..............................................     3.80%       05/15/18          102,476
                                                                                                                 -------------
                                                                                                                       153,664
                                                                                                                 -------------
                FOOD -- 0.4%
       175,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46          165,276
        45,000  TreeHouse Foods, Inc. (c)...........................................     6.00%       02/15/24           47,588
                                                                                                                 -------------
                                                                                                                       212,864
                                                                                                                 -------------
                FOOD SERVICE -- 0.1%
        50,000  Aramark Services, Inc...............................................     4.75%       06/01/26           50,250
                                                                                                                 -------------
                GAS -- 0.4%
       200,000  Spire, Inc..........................................................     3.54%       02/27/24          199,848
                                                                                                                 -------------
                HEALTHCARE-SERVICES -- 1.3%
       100,000  Anthem, Inc.........................................................     7.00%       02/15/19          109,303
       150,000  Anthem, Inc.........................................................     3.30%       01/15/23          151,569
        70,000  HCA, Inc............................................................     5.00%       03/15/24           73,938
       200,000  Kaiser Foundation Hospitals.........................................     3.50%       04/01/22          207,039
       100,000  Northwell Healthcare, Inc...........................................     3.98%       11/01/46           93,311
                                                                                                                 -------------
                                                                                                                       635,160
                                                                                                                 -------------
                HOUSEWARES -- 0.1%
        50,000  Scotts Miracle-Gro (The) Co. (c)....................................     5.25%       12/15/26           51,188
                                                                                                                 -------------
                MEDIA -- 1.2%
       200,000  21st Century Fox America, Inc.......................................     3.00%       09/15/22          200,244
        50,000  CSC Holdings LLC....................................................     5.25%       06/01/24           50,438
       100,000  LIN Television Corp.................................................     5.88%       11/15/22          104,000
        50,000  Sirius XM Radio, Inc. (c)...........................................     5.75%       08/01/21           52,170
        50,000  TEGNA, Inc..........................................................     5.13%       10/15/19           51,375
       150,000  Time Warner Cable LLC...............................................     5.88%       11/15/40          163,136
                                                                                                                 -------------
                                                                                                                       621,363
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.4%
        36,000  Crown Americas LLC / Crown Americas Capital Corp. V (c).............     4.25%       09/30/26           34,785
        50,000  Graphic Packaging International, Inc................................     4.88%       11/15/22           52,250
        50,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu.........................................     5.75%       10/15/20           51,563
        50,000  Sealed Air Corp. (c)................................................     5.25%       04/01/23           52,750
                                                                                                                 -------------
                                                                                                                       191,348
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.5%
       175,000  AbbVie, Inc.........................................................     3.20%       05/14/26          168,723
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37           74,810
                                                                                                                 -------------
                                                                                                                       243,533
                                                                                                                 -------------


Page 8                  See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2017 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                PIPELINES -- 1.5%
$      145,000  Energy Transfer Partners L.P........................................     5.20%       02/01/22    $     157,430
       150,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34          154,994
       100,000  Ruby Pipeline LLC (c)...............................................     6.00%       04/01/22          106,183
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25          110,000
       200,000  Spectra Energy Partners L.P. .......................................     4.60%       06/15/21          212,890
                                                                                                                 -------------
                                                                                                                       741,497
                                                                                                                 -------------
                REAL ESTATE INVESTMENT TRUSTS -- 2.5%
       150,000  Alexandria Real Estate Equities, Inc................................     2.75%       01/15/20          150,742
       175,000  Boston Properties L.P...............................................     2.75%       10/01/26          162,999
       125,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23          128,440
       110,000  Duke Realty L.P.....................................................     6.75%       03/15/20          123,220
       250,000  HCP, Inc............................................................     3.88%       08/15/24          253,733
       200,000  Kimco Realty Corp., Medium-Term Note................................     4.30%       02/01/18          203,571
        35,000  SBA Communications Corp. (c)........................................     4.88%       09/01/24           34,909
       200,000  Ventas Realty L.P. / Ventas Capital Corp............................     2.70%       04/01/20          201,926
                                                                                                                 -------------
                                                                                                                     1,259,540
                                                                                                                 -------------
                RETAIL -- 0.6%
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25          155,181
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24          153,393
                                                                                                                 -------------
                                                                                                                       308,574
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 1.2%
       100,000  AT&T, Inc...........................................................     3.80%       03/15/22          103,316
       250,000  AT&T, Inc...........................................................     4.35%       06/15/45          222,622
        45,000  Sprint Communications, Inc. (c).....................................     9.00%       11/15/18           49,331
       250,000  Verizon Communications, Inc.........................................     4.86%       08/21/46          244,753
                                                                                                                 -------------
                                                                                                                       620,022
                                                                                                                 -------------
                TOTAL CORPORATE BONDS..........................................................................     13,221,549
                (Cost $13,165,746)                                                                               -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 25.5%

                PASS-THROUGH SECURITIES -- 25.5%
                Federal Home Loan Mortgage Corporation
       539,339     Pool G08738......................................................     3.50%       12/01/46          553,545
       508,774     Pool G08741......................................................     3.00%       01/01/47          505,606
       537,116     Pool G08742......................................................     3.50%       01/01/47          551,263
       505,000     Pool G08747......................................................     3.00%       02/01/47          501,853
       540,000     Pool G08748......................................................     3.50%       02/01/47          554,224
       505,000     Pool G08750......................................................     3.00%       03/01/47          501,853
                Federal National Mortgage Association
       172,103     Pool 464916......................................................     4.16%       04/01/20          182,046
       151,144     Pool 465738......................................................     3.92%       10/01/20          159,781
        95,377     Pool AM5948......................................................     3.54%       05/01/29          100,451
       122,959     Pool AM7122......................................................     3.61%       11/01/34          126,314
        96,801     Pool AM7817......................................................     3.31%       01/01/27           99,794
       476,690     Pool AX2491......................................................     4.00%       10/01/44          501,568
       478,116     Pool MA2145......................................................     4.00%       01/01/45          503,796
       243,022     Pool MA2915......................................................     3.00%       02/01/27          251,062


                        See Notes to Financial Statements                 Page 9

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2017 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      270,000     Pool TBA.........................................................     3.00%       08/25/30    $     277,657
       625,000     Pool TBA.........................................................     2.50%       09/25/31          626,694
     1,750,000     Pool TBA.........................................................     4.50%       07/25/44        1,880,704
       850,000     Pool TBA.........................................................     4.00%       11/25/45          893,371
       975,000     Pool TBA.........................................................     3.50%       02/25/46          999,527
       955,000     Pool TBA.........................................................     3.00%       10/25/46          948,658
                Government National Mortgage Association
       470,000     Pool TBA.........................................................     3.50%       01/20/46          488,617
       250,000     Pool TBA.........................................................     3.00%       10/20/46          252,988
       483,872     Pool MA4069......................................................     3.50%       11/20/46          503,893
       374,196     Pool MA4195......................................................     3.00%       01/20/47          379,293
       499,034     Pool MA4196......................................................     3.50%       01/20/47          519,659
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     12,864,217
                (Cost $12,817,055)                                                                               -------------

ASSET-BACKED SECURITIES -- 4.6%

                Asset Backed Funding Certificates Trust
       253,643     Series 2006-OPT1, Class A2 (b)...................................     0.91%       09/25/36          240,421
                Citibank Credit Card Issuance Trust
       125,000     Series 2008-A2, Class A2 (b).....................................     1.93%       01/23/20          126,197
                Citigroup Mortgage Loan Trust
       251,492     Series 2006-HE1, Class M2 (b)....................................     1.28%       01/25/36          250,117
                Honda Auto Receivables Owner Trust
       125,000     Series 2016-1, Class A3..........................................     1.22%       12/18/19          124,593
                Navient Student Loan Trust
       250,000     Series 2015-1, Class A2 (b)......................................     1.37%       04/25/40          248,439
                Nissan Auto Receivables Owner Trust
       125,982     Series 2015-A, Class A3..........................................     1.05%       10/15/19          125,736
                Securitized Asset Backed Receivables LLC Trust
       260,000     Series 2006-OP1, Class M2 (b)....................................     1.16%       10/25/35          253,020
                SLC Student Loan Trust
       250,000     Series 2006-1, Class A5 (b)......................................     0.96%       03/15/27          247,137
                SLM Student Loan Trust
       250,000     Series 2006-2, Class A6 (b)......................................     1.05%       01/25/41          236,771
       226,493     Series 2006-5, Class A5 (b)......................................     0.99%       01/25/27          225,869
                Soundview Home Loan Trust
       230,000     Series 2006-2, Class M1 (b)......................................     1.10%       03/25/36          225,946
                                                                                                                 -------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      2,304,246
                (Cost $2,306,549)                                                                                -------------


Page 10                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2017 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES -- 3.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
                WaMu Mortgage Pass-Through Certificates Series Trust
$      263,358     Series 2006-AR3, Class A1A (b)...................................     1.60%       02/25/46    $     252,216
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 3.3%
                Banc of America Commercial Mortgage Trust
       229,523     Series 2007-5, Class A4..........................................     5.49%       02/10/51          231,351
                GRACE Mortgage Trust
        50,000     Series 2014-GRCE, Class A (c)....................................     3.37%       06/10/28           52,004
                GS Mortgage Securities Trust
       245,138     Series 2007-GG10, Class A4 (b)...................................     5.95%       08/10/45          245,547
                JPMorgan Chase Commercial Mortgage Securities Trust
       230,000     Series 2011-C3, Class A4 (c).....................................     4.72%       02/15/46          249,052
                Morgan Stanley Capital I Trust
       260,000     Series 2012-C4, Class A4.........................................     3.24%       03/15/45          269,178
        50,000     Series 2013-WLSR, Class A (c)....................................     2.70%       01/11/32           50,459
        50,000     Series 2014-MP, Class A (c)......................................     3.47%       08/11/29           52,036
                UBS-Barclays Commercial Mortgage Trust
       240,000     Series 2012-C2, Class A4.........................................     3.53%       05/10/63          252,140
       250,000     Series 2012-C4, Class A5.........................................     2.85%       12/10/45          253,460
                                                                                                                 -------------
                                                                                                                     1,655,227
                                                                                                                 -------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      1,907,443
                (Cost $1,904,475)                                                                                -------------

MUNICIPAL BONDS -- 3.4%

                CALIFORNIA -- 1.5%
       300,000  CA St Build America Bonds...........................................     7.95%       03/01/36          348,291
       130,000  Met Wtr Dist of Sthrn CA Build America Bonds........................     6.54%       07/01/39          143,244
       225,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31          250,880
                                                                                                                 -------------
                                                                                                                       742,415
                                                                                                                 -------------
                FLORIDA -- 0.3%
       125,000  FL St Turnpike Auth Build America Bonds.............................     6.80%       07/01/39          138,505
                                                                                                                 -------------
                NEW YORK -- 1.6%
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27          467,584
       300,000  NY St Dorm Auth Personal Income Tax Rev Build America Bonds,
                   Ser A............................................................     5.50%       03/15/30          357,228
                                                                                                                 -------------
                                                                                                                       824,812
                                                                                                                 -------------
                TOTAL MUNICIPAL BONDS..........................................................................      1,705,732
                (Cost $1,698,515)                                                                                -------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS -- 1.5%

                BANKS -- 0.3%
       150,000  Santander UK PLC (USD)..............................................     2.50%       03/14/19    $     151,368
                                                                                                                 -------------
                MEDIA -- 0.3%
       125,000  Sky PLC (USD) (c)...................................................     6.10%       02/15/18          130,093
                                                                                                                 -------------
                OIL AND GAS -- 0.5%
       250,000  Petroleos Mexicanos (USD)...........................................     4.50%       01/23/26          236,250
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.4%
       175,000  Actavis Funding SCS (USD)...........................................     3.80%       03/15/25          177,155
        60,000  Valeant Pharmaceuticals International, Inc. (USD) (c)...............     5.88%       05/15/23           49,125
                                                                                                                 -------------
                                                                                                                       226,280
                                                                                                                 -------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................        743,991
                (Cost $737,648)                                                                                  -------------

FOREIGN SOVEREIGN BONDS -- 1.0%

                BRAZIL -- 0.5%
       250,000  Brazilian Government International Bond (USD).......................     4.25%       01/07/25          245,938
                                                                                                                 -------------
                INDONESIA -- 0.5%
       250,000  Indonesia Government International Bond, Medium-Term Note,
                   Series REGS (USD)................................................     4.75%       01/08/26          267,273
                                                                                                                 -------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................        513,211
                (Cost $513,041)                                                                                  -------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. TREASURY BILLS -- 21.3%

$    5,000,000  U.S. Treasury Bill..................................................      (d)        04/20/17        4,996,685
     5,000,000  U.S. Treasury Bill..................................................      (d)        04/27/17        4,996,200
       730,000  U.S. Treasury Bill..................................................      (d)        05/04/17          729,377
                                                                                                                 -------------
                TOTAL U.S. TREASURY BILLS......................................................................     10,722,262
                (Cost $10,722,071)                                                                               -------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 3.6%

     1,839,168  JPMorgan 100% U.S. Treasury Securities Money Market Fund 0.37% (e).............................      1,839,168
                (Cost $1,839,168)                                                                                -------------
                TOTAL INVESTMENTS -- 129.9%....................................................................     65,412,612
                (Cost $65,168,936) (f)
                NET OTHER ASSETS AND LIABILITIES -- (29.9)%....................................................    (15,069,758)
                                                                                                                 -------------
                NET ASSETS -- 100.0%...........................................................................  $  50,342,854
                                                                                                                 =============


Page 12                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2017 (UNAUDITED)


-----------------------------
(a) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at February 28, 2017.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2017, securities noted as such amounted to $1,281,066 or 2.5% of net assets.

(d)   Zero coupon security.

(e)   Interest rate shown reflects yield as of February 28, 2017.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $255,349 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,673.

TBA - To-Be-Announced Security


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2017          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
U.S. Government Bonds and Notes..................  $  19,590,793     $          --    $  19,590,793     $          --
Corporate Bonds*.................................     13,221,549                --       13,221,549                --
U.S. Government Agency Mortgage-Backed
   Securities....................................     12,864,217                --       12,864,217                --
Asset-Backed Securities..........................      2,304,246                --        2,304,246                --
Mortgage-Backed Securities.......................      1,907,443                --        1,907,443                --
Municipal Bonds**................................      1,705,732                --        1,705,732                --
Foreign Corporate Bonds*.........................        743,991                --          743,991                --
Foreign Sovereign Bonds***.......................        513,211                --          513,211                --
U.S. Treasury Bills..............................     10,722,262                --       10,722,262                --
Money Market Funds...............................      1,839,168         1,839,168               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $  65,412,612     $   1,839,168    $  63,573,444     $          --
                                                   =============     =============    =============     =============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for state breakout.
***   See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2017.


                        See Notes to Financial Statements                Page 13

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2017 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $   65,412,612
Cash...................................................................              390,395
Receivables:
   Investment securities sold..........................................            5,981,989
   Interest............................................................              235,559
                                                                              --------------
     Total Assets......................................................           72,020,555
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................           21,667,869
   Investment advisory fees............................................                9,832
                                                                              --------------
     Total Liabilities.................................................           21,677,701
                                                                              --------------
NET ASSETS.............................................................       $   50,342,854
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   50,040,100
Par value..............................................................               10,000
Accumulated net investment income (loss)...............................               17,280
Accumulated net realized gain (loss) on investments....................               31,798
Net unrealized appreciation (depreciation) on investments..............              243,676
                                                                              --------------
NET ASSETS.............................................................       $   50,342,854
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        50.34
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,000,002
                                                                              ==============
Investments, at cost...................................................       $   65,168,936
                                                                              ==============


Page 14                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 14, 2017 (a) THROUGH FEBRUARY 28, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $       26,972
Dividends..............................................................                  195
Foreign tax withholding................................................                  (55)
                                                                              --------------
   Total investment income.............................................               27,112
                                                                              --------------

EXPENSES:
Investment advisory fees...............................................               11,620
   Less fees waived by the investment advisor..........................               (1,788)
                                                                              --------------
   Net expenses........................................................                9,832
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................               17,280
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................               31,798
Net change in unrealized appreciation (depreciation) on investments...               243,676
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              275,474
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      292,754
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 15

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF CHANGES IN NET ASSETS


                                                                              FOR THE PERIOD
                                                                               2/14/2017 (a)
                                                                                  THROUGH
                                                                                 2/28/2017
                                                                                (UNAUDITED)
                                                                            ------------------
OPERATIONS:
   Net investment income (loss)........................................       $       17,280
   Net realized gain (loss)............................................               31,798
   Net change in unrealized appreciation (depreciation)................              243,676
                                                                              --------------
   Net increase (decrease) in net assets resulting from operations.....              292,754
                                                                              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           50,050,100
   Cost of shares redeemed.............................................                   --
                                                                              --------------
  Net increase (decrease) in net assets resulting from shareholder
      transactions.....................................................           50,050,100
                                                                              --------------
   Total increase (decrease) in net assets.............................           50,342,854

NET ASSETS:
   Beginning of period.................................................                   --
                                                                              --------------
   End of period.......................................................       $   50,342,854
                                                                              ==============
   Accumulated net investment income (loss) at end of period...........       $       17,280
                                                                              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................                   --
   Shares sold.........................................................            1,000,002
   Shares redeemed.....................................................                   --
                                                                              --------------
   Shares outstanding, end of period...................................            1,000,002
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 16                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               FOR THE PERIOD
                                                                2/14/2017 (a)
                                                                   THROUGH
                                                                  2/28/2017
                                                                 (UNAUDITED)
                                                               ---------------
Net asset value, beginning of period..........................    $   50.00
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.02
Net realized and unrealized gain (loss).......................         0.32
                                                                  ---------
Total from investment operations..............................         0.34
                                                                  ---------
Net asset value, end of period................................    $   50.34
                                                                  =========
TOTAL RETURN (b)..............................................         0.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  50,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.65% (c)
Ratio of net expenses to average net assets...................         0.55% (c)
Ratio of net investment income (loss) to average net assets...         0.97% (c)
Portfolio turnover rate (d)...................................           38%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are offering shares. This report covers the First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), which trades under the ticker "FIXD" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities of any credit quality. The Fund normally expects to invest in securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; agency and non-agency residential mortgage-backed securities; agency and non-agency commercial mortgage-backed securities; agency and non-agency asset-backed securities; domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations, floating rate securities, variable rate securities and Rule 144A securities. The Fund may invest in to-be-announced transactions ("TBA Transactions"). The Fund may also invest in privately-issued mortgage-backed securities; however, the Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities. The Fund may invest up to 35% of its net assets in corporate, non-U.S. and non-agency debt and other securities rated below investment grade by one or more nationally recognized statistical rating organization, or, if unrated, judged to be of comparable quality by TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") (commonly referred to as "high yield" or "junk" bonds). The Fund may also invest up to 20% of its net assets in securities denominated in foreign currencies and securities of issuers with significant ties to emerging markets, as determined by the Sub-Advisor.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;


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             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

             1)   the fundamental business data relating to the issuer;

             2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

             3)   the type, size and cost of a security;

             4)   the financial statements of the issuer;

             5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

             6) the information as to any transactions in or offers for the security;

             7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

             8)   the coupon payments;

             9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

            11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only)

            12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

            13)   other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


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--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates will be included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates will be included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and will be included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date will be included in "Net realized gain (loss) on investments" on the Statement of Operations. There were no foreign currency transactions during the period ended February 28, 2017.

D. TBA TRANSACTIONS

A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

F. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

TCW serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust and the Advisor, and the Investment Sub-Advisory Agreement among the Fund, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of the Fund's assets and will pay TCW for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until February 13, 2018. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after February 13, 2018. During the period ended February 28, 2017, the Advisor waived fees of $1,788.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the period ended February 28, 2017, were $51,310,643 and $19,040,908, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the period ended February 28, 2017, were $19,060,935 and $6,706, respectively.

For the period ended February 28, 2017, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 13, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there were the following subsequent events:

On March 22, 2017, the Fund declared a distribution of $0.1110 per share to shareholders of record on March 27, 2017, payable March 31, 2017.

On April 11, 2017, EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF, additional series of the Trust, began trading under the symbols "ERM" and "TERM", respectively, on the NYSE Arca, Inc.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

The following summarizes some of the risks that should be considered for the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Bank loans in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these bank loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher nonpayment rate, and a bank loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a bank loan may decline in value or become illiquid, which would adversely affect the bank loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may be longer than seven days in the case of certain Senior Loans. Bank loans are subject to a number of risks described in the Fund's prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of bank loans and average duration may fluctuate with fluctuations in interest rates. Unlike stocks and bonds, loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLO RISK. Certain collateralized loan obligations ("CLOs") may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund may invest in non-U.S. dollar denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEBT SECURITIES RISK. An investment in the Fund involves risk associated with an investment in debt securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent an issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of an issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by an issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be


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             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the securities in the Fund's portfolio and make it more difficult for the Fund to sell them. Shares of the Fund could decline in value or underperform other investments.


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             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

MUNICIPAL OBLIGATIONS RISK. The Fund's investment in municipal securities subjects them to municipal obligations risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-AGENCY DEBT RISK. Non-agency debt, including RMBS and CMBS that are not issued by a government-sponsored entity such as Fannie Mae, Freddie Mac and Ginnie Mae, are not afforded the protections of backing by the U.S. government. This makes such securities more susceptible to credit, liquidity and other risks discussed in the Fund's prospectus.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREPAYMENT RISK. The loans and mortgage-related investments in which the Fund invests are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

RESTRICTED SECURITIES RISK. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at the price at which the Fund has valued the securities and at the times when the


                                                                         Page 27


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             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund recovers upon the sale of such securities. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

TBA TRANSACTIONS RISK. TBA Transactions involve a risk of loss if the value of the underlying security to be purchased by the Fund declines in value prior to the delivery date. Such transactions are also subject to the risk of the default or bankruptcy of the Fund's counterparty or that the security will not be issued. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

TIPS RISK. TIPs are inflation-indexed fixed income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on Nasdaq.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") between the Trust and First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and TCW Investment Management Company LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on January 17, 2017. The Board determined that the Agreements are in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees and expenses of a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the estimated expenses to be incurred in


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             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2017 (UNAUDITED)

providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and to the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of the Fund's shareholders.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including oversight of the Sub-Advisor. The Board noted that the Fund is an actively managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust fund complex. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective and policies. The Board noted that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from one of the portfolio managers of the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the Sub-Advisor's proposed investment strategies for the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid, subject to a $100,000 annual minimum sub-advisory fee. The Board noted that the Advisor would be responsible for the Fund's ordinary operating expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor had contractually agreed to waive fees in the amount of 0.10% of the Fund's average daily net assets for at least a one-year period beginning upon the effectiveness of the Fund's registration statement. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as advisory fee rates charged by the Advisor and Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because all but one of the funds in the Fund's MPI Peer Group pay a unitary fee and because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund (after fee waivers) was above the median total (net) expense ratio of the peer funds in its MPI Peer Group. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. In light of the information considered and of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the fee rate to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board also considered the Sub-Advisor's statement that it was unable to estimate profitability and that the Sub-Advisor would be paid by the Advisor from the Fund's unitary fee. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund may have had no dealings with the Advisor or FTP. The Board also considered fall-out benefits described by the Sub-Advisor, noting that the Sub-Advisor would not utilize soft dollars in connection with the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 11, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 11, 2017
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 11, 2017
     ----------------

* Print the name and title of each signing officer under his or her signature.